Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 6,617,957	$ 7,058,822
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	1,612,648	3,138,716
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,217,390	627,743
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	2,415,651	0
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 100,790	$ 0